Securities - Amortized Cost and Fair Value of Debt Securities by Contractual Maturity (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 38,805,780	$ 42,609,727
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Due in one year or less, Amortized Cost
Due from one to five years, Amortized Cost	784,321
Due from five to ten years, Amortized Cost	2,507,815
Due after ten years, Amortized Cost	6,002,784
Mortgage-backed securities, Amortized Cost	31,899,441
Amortized Cost, Total	41,194,361
Due in one year or less, Fair Value
Due from one to five years, Fair Value	776,973
Due from five to ten years, Fair Value	2,292,845
Due after ten years, Fair Value	5,311,351
Mortgage-backed securities, Fair Value	30,374,611
Fair Value	$ 38,755,779